Lease (Details) - Schedule of Operating Lease Expenses and Short-Term Lease Expenses - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of Operating Lease Expenses and Short Term Lease Expenses [Abstract]
Operating lease expenses	¥ 37,484	¥ 21,943	¥ 10,036
Short-term lease expenses	2,272	2,730	1,415
Cash paid for amounts included in the measurement of operating lease liabilities	25,151	20,854	11,280
Right-of-use assets obtained in exchange for operating lease obligations	¥ 95,206	¥ 28,091	¥ 22,231